Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 8,442	¥ 10,545
Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	78,242	97,686
Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	147,798	152,204
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	49,125	49,367
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	337,010	306,162
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	4,300	147
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional principal amount of derivatives	¥ 85,338	¥ 55,056